Condensed Consolidating Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet

Crestwood Midstream Partners LP

Condensed Consolidating Balance Sheet

March 31, 2017

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$0.6	$—	$—	$—	$0.6
Accounts receivable	—	264.8	3.0	—	267.8
Inventory	—	58.8	—	—	58.8
Other current assets	—	12.4	—	—	12.4

Total current assets	0.6	336.0	3.0	—	339.6
Property, plant and equipment, net	—	2,278.0	—	—	2,278.0
Goodwill and intangible assets, net	—	839.1	—	—	839.1
Investment in consolidated affiliates	4,072.8	—	—	(4,072.8)	—
Investment in unconsolidated affiliates	—	—	1,105.3	—	1,105.3
Other assets	—	2.1	—	—	2.1

Total assets	$4,073.4	$3,455.2	$1,108.3	$(4,072.8)	$4,564.1

Liabilities and partners’ capital
Current liabilities:
Accounts payable	$—	$191.0	$—	$—	$191.0
Other current liabilities	40.2	59.2	—	—	99.4

Total current liabilities	40.2	250.2	—	—	290.4
Long-term liabilities:
Long-term debt, less current portion	1,549.2	1.1	—	—	1,550.3
Other long-term liabilities	—	43.9	—	—	43.9
Deferred income taxes	—	0.7	—	—	0.7
Partners’ capital	2,484.0	3,159.3	913.5	(4,072.8)	2,484.0
Interest of non-controlling partners in subsidiaries	—	—	194.8	—	194.8

Total partners’ capital	2,484.0	3,159.3	1,108.3	(4,072.8)	2,678.8

Total liabilities and partners’ capital	$4,073.4	$3,455.2	$1,108.3	$(4,072.8)	$4,564.1

Crestwood Midstream Partners LP

Condensed Consolidating Balance Sheet

December 31, 2016

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$1.3	$—	$—	$—	$1.3
Accounts receivable	—	289.3	0.5	—	289.8
Inventory	—	66.0	—	—	66.0
Other current assets	—	16.0	—	—	16.0

Total current assets	1.3	371.3	0.5	—	373.1
Property, plant and equipment, net	—	2,298.4	—	—	2,298.4
Goodwill and intangible assets, net	—	851.9	—	—	851.9
Investment in consolidated affiliates	4,093.7	—	—	(4,093.7)	—
Investment in unconsolidated affiliates	—	—	1,115.4	—	1,115.4
Other assets	—	1.8	—	—	1.8

Total assets	$4,095.0	$3,523.4	$1,115.9	$(4,093.7)	$4,640.6

Liabilities and partners’ capital
Current liabilities:
Accounts payable	$—	$214.5	$—	$—	$214.5
Other current liabilities	23.1	94.4	—	—	117.5

Total current liabilities	23.1	308.9	—	—	332.0
Long-term liabilities:
Long-term debt, less current portion	1,521.2	1.5	—	—	1,522.7
Other long-term liabilities	—	42.0	—	—	42.0
Deferred income taxes	—	0.7	—	—	0.7
Partners’ capital	2,550.7	3,170.3	923.4	(4,093.7)	2,550.7
Interest of non-controlling partners in subsidiaries	—	—	192.5	—	192.5

Total partners’ capital	2,550.7	3,170.3	1,115.9	(4,093.7)	2,743.2

Total liabilities and partners’ capital	$4,095.0	$3,523.4	$1,115.9	$(4,093.7)	$4,640.6

Crestwood Midstream Partners LP

Condensed Consolidating Balance Sheet

December 31, 2016

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$1.3	$—	$—	$—	$1.3
Accounts receivable	—	289.3	0.5	—	289.8
Inventory	—	66.0	—	—	66.0
Other current assets	—	16.0	—	—	16.0

Total current assets	1.3	371.3	0.5	—	373.1
Property, plant and equipment, net	—	2,298.4	—	—	2,298.4
Goodwill and intangible assets, net	—	851.9	—	—	851.9
Investment in consolidated affiliates	4,093.7	—	—	(4,093.7)	—
Investment in unconsolidated affiliates	—	—	1,115.4	—	1,115.4
Other assets	—	1.8	—	—	1.8

Total assets	$4,095.0	$3,523.4	$1,115.9	$(4,093.7)	$4,640.6

Liabilities and partners’ capital
Current liabilities:
Accounts payable	$—	$214.5	$—	$—	$214.5
Other current liabilities	23.1	94.4	—	—	117.5

Total current liabilities	23.1	308.9	—	—	332.0
Long-term liabilities:
Long-term debt, less current portion	1,521.2	1.5	—	—	1,522.7
Other long-term liabilities	—	42.0	—	—	42.0
Deferred income taxes	—	0.7	—	—	0.7
Partners’ capital	2,550.7	3,170.3	923.4	(4,093.7)	2,550.7
Interest of non-controlling partners in subsidiaries	—	—	192.5	—	192.5

Total partners’ capital	2,550.7	3,170.3	1,115.9	(4,093.7)	2,743.2

Total liabilities and partners’ capital	$4,095.0	$3,523.4	$1,115.9	$(4,093.7)	$4,640.6

Crestwood Midstream Partners LP

Condensed Consolidating Balance Sheet

December 31, 2015

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$0.1	$—	$—	$—	$0.1
Accounts receivable	—	236.0	0.5	—	236.5
Inventory	—	44.5	—	—	44.5
Other current assets	—	52.5	—		52.5

Total current assets	0.1	333.0	0.5	—	333.6
Property, plant and equipment, net	—	3,525.7	—	—	3,525.7
Goodwill and intangible assets, net	—	1,846.9	—	—	1,846.9
Investment in consolidated affiliates	5,506.8	—	—	(5,506.8)	—
Investment in unconsolidated affiliates	—	—	254.3	—	254.3
Other assets	—	3.1	—	—	3.1

Total assets	$5,506.9	$5,708.7	$254.8	$(5,506.8)	$5,963.6

Liabilities and partners’ capital
Current liabilities:
Accounts payable	$—	$141.3	$0.1	$—	$141.4
Other current liabilities	26.4	85.2	—	—	111.6

Total current liabilities	26.4	226.5	0.1	—	253.0
Long-term liabilities:
Long-term debt, less current portion	2,498.9	2.9	—	—	2,501.8
Other long-term liabilities	—	43.3	—	—	43.3
Deferred income taxes	—	0.4	—	—	0.4
Partners’ capital	2,981.6	5,435.6	71.2	(5,506.8)	2,981.6
Interest of non-controlling partners in subsidiaries	—	—	183.5	—	183.5

Total partners’ capital	2,981.6	5,435.6	254.7	(5,506.8)	3,165.1

Total liabilities and partners’ capital	$5,506.9	$5,708.7	$254.8	$(5,506.8)	$5,963.6

Condensed Consolidating Statements of Operations

Crestwood Midstream Partners LP

Condensed Consolidating Statement of Operations

Three Months Ended March 31, 2017

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$828.1	$—	$—	$828.1
Costs of product/services sold	—	683.5	—	—	683.5
Expenses:
Operations and maintenance	—	33.7	—	—	33.7
General and administrative	18.3	7.2	—	—	25.5
Depreciation, amortization and accretion	—	51.2	—	—	51.2

	18.3	92.1	—	—	110.4

Operating income (loss)	(18.3)	52.5	—	—	34.2
Earnings from unconsolidated affiliates, net	—	—	8.1	—	8.1
Interest and debt expense, net	(26.5)	—	—	—	(26.5)
Loss on modification/extinguishment of debt	(37.3)	—	—	—	(37.3)
Equity in net income (loss) of subsidiary	54.6	—	—	(54.6)	—

Income (loss) before income taxes	(27.5)	52.5	8.1	(54.6)	(21.5)
Benefit for income taxes	—	0.1	—	—	0.1

Net income (loss)	(27.5)	52.6	8.1	(54.6)	(21.4)
Net income attributable to non-controlling partners in subsidiaries	—	—	6.1	—	6.1

Net income (loss) attributable to Crestwood Midstream Partners LP	$(27.5)	$52.6	$2.0	$(54.6)	$(27.5)

Crestwood Midstream Partners LP

Condensed Consolidating Statement of Operations

Three Months Ended March 31, 2016

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$536.0	$—	$—	$536.0
Costs of product/services sold	—	363.4	—	—	363.4
Expenses:
Operations and maintenance	—	41.7	—	—	41.7
General and administrative	17.7	4.5	—	—	22.2
Depreciation, amortization and accretion	—	64.9	—	—	64.9

	17.7	111.1	—	—	128.8
Other operating expense:
Goodwill Impairment	—	(109.7)	—	—	(109.7)

Operating loss	(17.7)	(48.2)	—	—	(65.9)
Earnings from unconsolidated affiliates, net	—	—	6.5	—	6.5
Interest and debt expense, net	(36.1)	—	—	—	(36.1)
Equity in net income (loss) of subsidiary	(47.4)	—	—	47.4	—

Income (loss) before income taxes	(101.2)	(48.2)	6.5	47.4	(95.5)
Benefit for income taxes	—	0.2	—	—	0.2

Net income (loss)	(101.2)	(48.0)	6.5	47.4	(95.3)
Net income attributable to non-controlling partners in subsidiaries	—	—	5.9	—	5.9

Net income (loss) attributable to Crestwood Midstream Partners LP	$(101.2)	$(48.0)	$0.6	$47.4	$(101.2)

Crestwood Midstream Partners LP

Condensed Consolidating Statements of Operations

Year Ended December 31, 2016

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$2,520.5	$—	$—	$2,520.5
Costs of product/services sold	—	1,925.1	—	—	1,925.1
Expenses:
Operations and maintenance	—	155.0	—	—	155.0
General and administrative	66.4	19.2	—	—	85.6
Depreciation, amortization and accretion	—	240.5	—	—	240.5

	66.4	414.7	—	—	481.1
Other operating expenses:
Loss on long-lived assets, net	—	(65.6)	—	—	(65.6)
Goodwill impairment	—	(162.6)	—	—	(162.6)

Operating loss	(66.4)	(47.5)	—	—	(113.9)
Earnings from unconsolidated affiliates, net	—	—	31.5	—	31.5
Interest and debt expense, net	(125.1)	—	—	—	(125.1)
Gain on modification/extinguishment of debt	10.0	—	—	—	10.0
Equity in net income (loss) of subsidiaries	(40.2)	—	—	40.2	—

Net income (loss)	(221.7)	(47.5)	31.5	40.2	(197.5)
Net income attributable to non-controlling partners in subsidiaries	—	—	24.2	—	24.2

Net income (loss) attributable to Crestwood Midstream Partners LP	$(221.7)	$(47.5)	$7.3	$40.2	$(221.7)

Crestwood Midstream Partners LP

Condensed Consolidating Statements of Operations

Year Ended December 31, 2015

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$2,632.8	$—	$—	$2,632.8
Costs of product/services sold	—	1,883.5	—	—	1,883.5
Expenses:
Operations and maintenance	—	188.7	—	—	188.7
General and administrative	65.3	40.3	—	—	105.6
Depreciation, amortization and accretion	—	278.5	—	—	278.5

	65.3	507.5	—	—	572.8
Other operating expenses:
Loss on long-lived assets, net	—	(227.8)	—	—	(227.8)
Goodwill impairment	—	(1,149.1)	—	—	(1,149.1)

Operating loss	(65.3)	(1,135.1)	—	—	(1,200.4)
Loss from unconsolidated affiliates, net	—	—	(60.8)	—	(60.8)
Interest and debt expense, net	(130.5)	—	—	—	(130.5)
Loss on modification/extinguishment of debt	(18.9)	—	—	—	(18.9)
Equity in net income (loss) of subsidiaries	(1,219.0)	—	—	1,219.0	—

Net income (loss)	(1,433.7)	(1,135.1)	(60.8)	1,219.0	(1,410.6)
Net income attributable to non-controlling partners in subsidiaries	—	—	23.1	—	23.1

Net income (loss) attributable to Crestwood Midstream Partners LP	(1,433.7)	(1,135.1)	(83.9)	1,219.0	(1,433.7)
Net income attributable to Class A preferred units	23.1	—	—	—	23.1

Net income (loss) attributable to partners	$(1,456.8)	$(1,135.1)	$(83.9)	$1,219.0	$(1,456.8)

Crestwood Midstream Partners

Condensed Consolidating Statements of Operations

Year Ended December 31, 2014

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$3,917.5	$—	$—	$3,917.5
Costs of product/services sold	—	3,154.8	—	—	3,154.8
Expenses:
Operations and maintenance	—	195.4	—	—	195.4
General and administrative	49.4	42.3	—	—	91.7
Depreciation, amortization and accretion	0.9	254.5	—	—	255.4

	50.3	492.2	—	—	542.5
Other operating expenses:
Loss on long-lived assets, net	—	(35.1)	—	—	(35.1)
Goodwill impairment	—	(48.8)	—	—	(48.8)
Loss on contingent consideration	—	(8.6)	—	—	(8.6)

Operating income (loss)	(50.3)	178.0	—	—	127.7
Loss from unconsolidated affiliates, net	—	—	(0.7)	—	(0.7)
Interest and debt expense, net	(111.4)	—	—	—	(111.4)
Equity in net income (loss) of subsidiaries	159.6	—	—	(159.6)	—

Income (loss) before income taxes	(2.1)	178.0	(0.7)	(159.6)	15.6
Provision for income taxes	—	(0.9)	—	—	(0.9)

Net income (loss)	(2.1)	177.1	(0.7)	(159.6)	14.7
Net income attributable to non-controlling partners	—	—	16.8	—	16.8

Net income (loss) attributable to Crestwood Midstream Partners LP	(2.1)	177.1	(17.5)	(159.6)	(2.1)
Net income attributable to Class A preferred units	17.2	—	—	—	17.2

Net income (loss) attributable to partners	$(19.3)	$177.1	$(17.5)	$(159.6)	$(19.3)

Condensed Cash Flow Statement

Crestwood Midstream Partners LP

Condensed Consolidating Statement of Cash Flows

Three Months Ended March 31, 2017

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:	$(39.7)	$94.4	$5.3	$—	$60.0

Cash flows from investing activities:
Purchases of property, plant and equipment	(0.1)	(22.6)	—	—	(22.7)
Investment in unconsolidated affiliates	—	—	(0.1)	—	(0.1)
Capital distributions from unconsolidated affiliates	—	—	10.5	—	10.5
Capital distributions from consolidated affiliates	11.9	—	—	(11.9)	—

Net cash provided by (used in) investing activities	11.8	(22.6)	10.4	(11.9)	(12.3)

Cash flows from financing activities:
Proceeds from the issuance of long-term debt	1,154.5	—	—	—	1,154.5
Payments on long-term debt	(1,143.3)	(0.4)	—	—	(1,143.7)
Payments on capital leases	—	(0.4)	—	—	(0.4)
Payments for debt-related deferred costs	(8.5)	—	—	—	(8.5)
Distributions paid	(43.1)	—	(3.8)	—	(46.9)
Distributions to parent	—	—	(11.9)	11.9	—
Taxes paid for unit-based compensation vesting	—	(3.4)	—	—	(3.4)
Change in intercompany balances	67.6	(67.6)	—	—	—

Net cash provided by (used in) financing activities	27.2	(71.8)	(15.7)	11.9	(48.4)

Net change in cash	(0.7)	—	—	—	(0.7)
Cash at beginning of period	1.3	—	—	—	1.3

Cash at end of period	$0.6	$—	$—	$—	$0.6

Crestwood Midstream Partners LP

Condensed Consolidating Statement of Cash Flows

Three Months Ended March 31, 2016

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:	$(42.7)	$172.8	$5.6	$—	$135.7

Cash flows from investing activities:
Purchases of property, plant and equipment	(0.9)	(54.7)	—	—	(55.6)
Investment in unconsolidated affiliates	—	—	(5.5)	—	(5.5)
Proceeds from the sale of assets	—	0.8	—	—	0.8
Capital contributions to consolidated affiliates	(3.7)	—	—	3.7	—

Net cash provided by (used in) investing activities	(4.6)	(53.9)	(5.5)	3.7	(60.3)

Cash flows from financing activities:
Proceeds from the issuance of long-term debt	313.5	—	—	—	313.5
Principal payments on long-term debt	(286.0)	—	—	—	(286.0)
Payments on capital leases	—	(0.5)	—	—	(0.5)
Payments for debt-related deferred costs	(0.1)	—	—	—	(0.1)
Distributions paid	(97.2)	—	(3.8)	—	(101.0)
Contributions from parent	—	—	3.7	(3.7)	—
Taxes paid for unit-based compensation vesting	—	(0.6)	—	—	(0.6)
Change in intercompany balances	117.8	(117.8)	—	—	—

Net cash provided by (used in) financing activities	48.0	(118.9)	(0.1)	(3.7)	(74.7)

Net change in cash	0.7	—	—	—	0.7
Cash at beginning of period	0.1	—	—	—	0.1

Cash at end of period	$0.8	$—	$—	$—	$0.8

Crestwood Midstream Partners LP

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2016

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:	$(188.0)	$502.8	$39.0	$—	$353.8

Cash flows from investing activities:
Acquisitions, net of cash acquired	—	(7.2)	—	—	(7.2)
Purchases of property, plant and equipment	(1.7)	(99.0)	—	—	(100.7)
Investment in unconsolidated affiliates	—	—	(12.4)	—	(12.4)
Proceeds from the sale of assets	—	972.7	—	—	972.7
Capital distributions from unconsolidated affiliates	—	—	14.8	—	14.8
Capital contributions to consolidated affiliates	26.2	—	—	(26.2)	—

Net cash provided by (used in) investing activities	24.5	866.5	2.4	(26.2)	867.2

Cash flows from financing activities:
Proceeds from the issuance of long-term debt	1,565.3	—	—	—	1,565.3
Principal payments on long-term debt	(2,535.3)	(0.8)	—	—	(2,536.1)
Payments on capital leases	—	(1.9)	—	—	(1.9)
Payments for debt-related deferred costs	(3.5)	—	—	—	(3.5)
Distributions paid	(227.6)	—	(15.2)	—	(242.8)
Distributions to parents	—	—	(26.2)	26.2	—
Taxes paid for unit-based compensation vesting	—	(0.8)	—	—	(0.8)
Change in intercompany balances	1,365.8	(1,365.8)	—	—	—

Net cash provided by (used in) financing activities	164.7	(1,369.3)	(41.4)	26.2	(1,219.8)

Net change in cash	1.2	—	—	—	1.2
Cash at beginning of period	0.1	—	—	—	0.1

Cash at end of period	$1.3	$—	$—	$—	$1.3

Crestwood Midstream Partners LP

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2015

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:	$(190.8)	$650.0	$12.6	$—	$471.8

Cash flows from investing activities:
Purchases of property, plant and equipment	(0.8)	(181.9)	—	—	(182.7)
Investment in unconsolidated affiliates, net	—	—	(41.8)	—	(41.8)
Proceeds from the sale of assets	—	2.7	—	—	2.7
Capital distributions from unconsolidated affiliates	—	—	9.3	—	9.3
Capital contributions to consolidated affiliates	(31.2)	—	—	31.2	—

Net cash provided by (used in) investing activities	(32.0)	(179.2)	(32.5)	31.2	(212.5)

Cash flows from financing activities:
Proceeds from the issuance of long-term debt	3,490.1	—	—	—	3,490.1
Principal payments on long-term debt	(2,960.9)	—	—	—	(2,960.9)
Payments on capital leases	—	(2.2)	—	—	(2.2)
Payments for debt-related deferred costs	(17.3)	—	—	—	(17.3)
Financing fees paid for early debt redemption	(13.6)	—	—	—	(13.6)
Distributions paid	(808.2)	—	(11.3)	—	(819.5)
Contributions from parents	—	—	31.2	(31.2)	—
Net proceeds from issuance of preferred units	58.8	—	—	—	58.8
Taxes paid for unit-based compensation vesting	—	(2.1)	—	—	(2.1)
Change in intercompany balances	474.1	(474.1)	—	—	—
Other	(0.1)	—	—	—	(0.1)

Net cash provided by (used in) financing activities	222.9	(478.4)	19.9	(31.2)	(266.8)

Net change in cash	0.1	(7.6)	—	—	(7.5)
Cash at beginning of period	—	7.6	—	—	7.6

Cash at end of period	$0.1	$—	$—	$—	$0.1

Crestwood Midstream Partners LP

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2014

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:	$(165.6)	$602.9	$—	$—	$437.3

Cash flows from investing activities:
Acquisitions, net of cash acquired	—	(19.5)	—	—	(19.5)
Purchases of property, plant and equipment	(4.3)	(417.4)	—	—	(421.7)
Investment in unconsolidated affiliates, net	—	—	(144.4)	—	(144.4)
Proceeds from the sale of assets	—	2.7	—	—	2.7
Capital contributions to consolidated affiliates	(89.5)	—	—	89.5	—

Net cash provided by (used in) investing activities	(93.8)	(434.2)	(144.4)	89.5	(582.9)

Cash flows from financing activities:
Proceeds from the issuance of long-term debt	2,089.9	—	—	—	2,089.9
Principal payments on long-term debt	(1,949.8)	(0.2)	—	—	(1,950.0)
Payments on capital leases	(1.3)	(1.9)	—	—	(3.2)
Payments for debt-related deferred costs	(0.1)	—	—	—	(0.1)
Distributions paid	(470.5)	—	—	—	(470.5)
Contributions from parents	—	—	89.5	(89.5)	—
Net proceeds from issuance of preferred equity of subsidiary	—	—	53.9	—	53.9
Net proceeds from issuance of Class A preferred units	430.5	—	—	—	430.5
Taxes paid for unit-based compensation vesting	—	(1.6)	—	—	(1.6)
Change in intercompany balances	161.4	(161.4)	—	—	—
Other	(0.8)	—	—	—	(0.8)

Net cash provided by (used in) financing activities	259.3	(165.1)	143.4	(89.5)	148.1

Net change in cash	(0.1)	3.6	(1.0)	—	2.5
Cash at beginning of period	0.1	4.0	1.0	—	5.1

Cash at end of period	$—	$7.6	$—	$—	$7.6